Balance Sheet - Continuing Operations - Accounts Receivable (Detail) - USD ($) $ in Thousands	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts receivable	$ 5,581	$ 5,695	$ 9,001
Less allowance for doubtful accounts	(481)	(948)	(2,378)
Accounts receivable net of allowance for doubtful accounts	$ 5,100	$ 4,747	$ 6,623